Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 159,926	$ 161,031
Initial recognition	35,705	10,000
Transfer from level 2		11,534
Transfer to level 2	(122,109)	(5,713)
Disposals	(16,370)
Unrealized gain (loss)	24,507	(16,926)
Impairment	(26,289)
Foreign exchange difference	9,862
Ending balance	$ 65,232	$ 159,926